Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Australia (2.6%)
Brickworks, Ltd.	346,916	$5,613,321
Mineral Resources, Ltd.	127,032	3,987,799

		9,601,120
Canada (8.3%)
CI Financial Corp.	460,300	10,146,814
Cogeco Communications, Inc.	109,500	8,368,613
Constellation Software, Inc.	2,315	3,939,170
Home Capital Group, Inc.(NON)	265,100	8,601,820

		31,056,417
Chile (1.3%)
Liberty Latin America, Ltd. Class C(NON)	441,686	4,964,551

		4,964,551
Denmark (1.3%)
Royal Unibrew A/S	44,748	4,792,377

		4,792,377
France (11.9%)
Dassault Aviation SA	100,466	9,514,423
Eurazeo SA	99,986	8,170,998
Euronext NV	50,071	4,915,072
Kaufman & Broad SA	198,855	7,476,810
Nexity SA	98,858	4,240,691
Rubis SCA	216,921	5,973,469
Thermador Groupe	42,706	4,519,765

		44,811,228
Germany (1.6%)
CompuGroup Medical SE & Co. KgaA	32,731	2,512,533
CTS Eventim AG & Co. KGaA(NON)	54,752	3,562,258

		6,074,791
Greece (4.4%)
Motor Oil (Hellas) Corinth Refineries SA	476,178	7,238,261
OPAP SA	675,885	9,369,602

		16,607,863
Hong Kong (1.7%)
Melco International Development, Ltd.(NON)	5,071,000	6,385,896

		6,385,896
India (1.2%)
Indian Energy Exchange, Ltd.	476,148	4,694,325

		4,694,325
Ireland (2.4%)
Dalata Hotel Group PLC(NON)	1,190,690	4,579,968
Hibernia REIT PLC(R)	2,940,168	4,295,447

		8,875,415
Italy (0.7%)
DiaSorin SpA	13,159	2,816,117

		2,816,117
Japan (24.1%)
Amano Corp.	258,200	5,660,605
Avant Corp.	275,800	3,259,405
Fukui Computer Holdings, Inc.	284,800	9,590,411
G-7 Holdings, Inc.	395,000	5,787,787
Japan Material Co., Ltd.	429,500	5,820,667
JINS Holdings, Inc.	65,000	3,668,503
Kobe Bussan Co., Ltd.	105,300	3,977,945
Kyowa Exeo Corp.	162,600	3,448,231
Kyudenko Corp.	312,400	9,250,313
Nabtesco Corp.	203,200	5,862,933
Nakanishi, Inc.	329,300	6,550,580
NSD Co., Ltd.	330,400	6,159,576
PALTAC Corp.	188,900	7,373,733
Solasto Corp.	303,600	3,295,693
Takeuchi Manufacturing Co., Ltd.	313,000	7,471,790
TechnoPro Holdings, Inc.	126,300	3,477,513

		90,655,685
Jersey (1.6%)
Breedon Group PLC	4,526,347	5,833,706

		5,833,706
Mexico (1.8%)
Megacable Holdings SAB de CV (Units)	2,406,534	6,696,882

		6,696,882
Netherlands (1.9%)
QIAGEN NV(NON)	126,099	7,011,342

		7,011,342
Russia (1.1%)
Globaltrans Investment PLC	586,724	4,139,496

		4,139,496
South Korea (3.3%)
Hana Financial Group, Inc.	186,315	6,218,422
i-SENS, Inc.	79,328	1,883,566
Vieworks Co., Ltd.	148,019	4,439,614

		12,541,602
Spain (3.1%)
Cia de Distribucion Integral Logista Holdings SA	432,742	8,036,853
Fomento de Construcciones y Contratas SA	309,761	3,454,065

		11,490,918
Switzerland (2.0%)
Swissquote Group Holding SA	37,949	7,633,876

		7,633,876
Taiwan (7.3%)
Elite Material Co., Ltd.	1,162,000	11,640,035
Lite-On Technology Corp.	4,045,000	8,767,201
momo.com, Inc.	37,900	2,398,992
Sino-American Silicon Products, Inc.	605,000	4,436,565

		27,242,793
United Kingdom (15.1%)
Admiral Group PLC	79,928	3,129,383
Afren PLC(NON)(F)	4,060,504	5
Bellway PLC	157,036	6,493,456
Berkeley Group Holdings PLC (The)	151,019	8,580,525
Cairn Energy PLC	984,616	2,374,600
Domino's Pizza Group PLC	1,336,794	6,391,516
Dr. Martens PLC(NON)	595,476	3,160,222
Jet2 PLC(NON)	151,872	1,965,190
Liberty Global PLC Class C(NON)	275,900	7,349,976
Nomad Foods, Ltd.(NON)	311,000	7,429,790
PageGroup PLC	254,410	2,125,396
Vivo Energy PLC	4,373,222	7,659,810

		56,659,869

Total common stocks (cost $336,351,830)		$370,586,269

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.375%, 5/15/44(i)	$118,000	$150,959
2.25%, 8/15/49(i)	137,000	151,518

Total U.S. treasury obligations (cost $302,477)		$302,477

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	4,785,198	$4,785,198
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	780,000	780,000
U.S. Treasury Bills 0.074%, 5/19/22(SEGSF)		$1,100,000	1,099,544
U.S. Treasury Bills zero%, 3/24/22(i)		71,000	70,986
U.S. Treasury Bills 0.052%, 2/17/22(SEGSF)		1,434,000	1,433,836

Total short-term investments (cost $8,169,650)			$8,169,564
TOTAL INVESTMENTS

Total investments (cost $344,823,957)			$379,058,310

	FORWARD CURRENCY CONTRACTS at 11/30/21 (aggregate face value $262,760,258) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/19/22	$400,281	$408,926	$(8,645)
		British Pound	Buy	12/15/21	5,502,719	5,723,550	(220,831)
		Canadian Dollar	Sell	1/19/22	2,323,554	2,375,595	52,041
		Euro	Sell	12/15/21	2,764,464	2,894,949	130,485
		Japanese Yen	Sell	2/16/22	4,579,985	4,549,543	(30,442)
		Norwegian Krone	Buy	12/15/21	475,048	495,170	(20,122)
		Swedish Krona	Buy	12/15/21	1,628,761	1,710,340	(81,579)
	Barclays Bank PLC
		Australian Dollar	Buy	1/19/22	874,669	893,226	(18,557)
		British Pound	Sell	12/15/21	8,283,675	8,672,771	389,096
		Euro	Sell	12/15/21	168,829	269,640	100,811
		Japanese Yen	Sell	2/16/22	7,465,036	7,416,004	(49,032)
		Swedish Krona	Buy	12/15/21	1,016,690	1,066,510	(49,820)
		Swiss Franc	Sell	12/15/21	1,263,187	1,270,137	6,950
	Citibank, N.A.
		Australian Dollar	Buy	1/19/22	580,307	592,839	(12,532)
		British Pound	Buy	12/15/21	5,299,461	5,511,824	(212,363)
		Canadian Dollar	Sell	1/19/22	2,196,913	2,218,139	21,226
		Chilean Peso	Sell	1/19/22	5,787,652	5,937,667	150,015
		Danish Krone	Buy	12/15/21	2,040,873	2,096,694	(55,821)
		Euro	Buy	12/15/21	5,686,411	5,955,069	(268,658)
	Goldman Sachs International
		British Pound	Sell	12/15/21	1,534,408	1,595,906	61,498
		Canadian Dollar	Buy	1/19/22	282,573	286,861	(4,288)
		Euro	Sell	12/15/21	4,014,798	4,204,754	189,956
		Japanese Yen	Buy	2/16/22	3,109,840	3,089,374	20,466
	HSBC Bank USA, National Association
		British Pound	Sell	12/15/21	1,951,698	2,030,033	78,335
		Canadian Dollar	Buy	1/19/22	411,564	427,561	(15,997)
		Chinese Yuan (Offshore)	Buy	2/16/22	956,214	950,282	5,932
		Euro	Buy	12/15/21	2,207,373	2,311,363	(103,990)
		Hong Kong Dollar	Buy	2/16/22	1,341,455	1,343,993	(2,538)
		Japanese Yen	Sell	2/16/22	2,884,859	2,865,595	(19,264)
		Norwegian Krone	Buy	12/15/21	1,789,835	1,865,368	(75,533)
		Swedish Krona	Buy	12/15/21	3,703,410	3,842,886	(139,476)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	4,763,781	4,873,344	(109,563)
		British Pound	Sell	12/15/21	9,825,000	10,219,388	394,388
		Japanese Yen	Buy	2/16/22	1,691,242	1,680,237	11,005
		New Zealand Dollar	Buy	1/19/22	1,107,433	1,130,276	(22,843)
		Norwegian Krone	Buy	12/15/21	841,574	876,896	(35,322)
		Singapore Dollar	Buy	2/16/22	5,332,987	5,391,392	(58,405)
		South Korean Won	Buy	2/16/22	10,730,256	10,725,604	4,652
		Swedish Krona	Buy	12/15/21	7,625,913	8,000,933	(375,020)
		Swiss Franc	Buy	12/15/21	20,601,693	20,775,134	(173,441)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	2,982,489	3,085,446	(102,957)
		British Pound	Sell	12/15/21	5,949,805	6,187,680	237,875
		Canadian Dollar	Sell	1/19/22	3,316,712	3,367,018	50,306
		Euro	Buy	12/15/21	4,726,308	4,949,566	(223,258)
		Japanese Yen	Sell	2/16/22	1,196,396	1,184,836	(11,560)
		Swiss Franc	Sell	12/15/21	835,114	839,523	4,409
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/19/22	4,350,662	4,444,180	(93,518)
		British Pound	Sell	12/15/21	2,388,009	2,480,748	92,739
		Canadian Dollar	Buy	1/19/22	2,964,435	3,009,637	(45,202)
		Euro	Buy	12/15/21	8,373,494	8,763,050	(389,556)
		Israeli Shekel	Buy	1/19/22	3,834,362	3,740,856	93,506
		Japanese Yen	Buy	2/16/22	7,012,875	6,967,081	45,794
		Swedish Krona	Buy	12/15/21	2,377,211	2,448,032	(70,821)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/19/22	1,502,541	1,525,302	22,761
		Euro	Buy	12/15/21	690,066	722,566	(32,500)
	UBS AG
		Australian Dollar	Buy	1/19/22	386,372	394,660	(8,288)
		British Pound	Sell	12/15/21	190,222	182,414	(7,808)
		Canadian Dollar	Buy	1/19/22	12,149,398	12,355,695	(206,297)
		Euro	Sell	12/15/21	21,927,594	22,712,585	784,991
		Hong Kong Dollar	Sell	2/16/22	1,047,950	1,049,264	1,314
		Japanese Yen	Sell	2/16/22	9,559,699	9,476,222	(83,477)
		Norwegian Krone	Buy	12/15/21	1,088,866	1,144,647	(55,781)
		Swedish Krona	Buy	12/15/21	1,179,811	1,216,515	(36,704)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/19/22	1,470,025	1,501,645	(31,620)
		British Pound	Buy	12/15/21	282,007	293,280	(11,273)
		Canadian Dollar	Sell	1/19/22	2,316,976	2,352,081	35,105
		Euro	Buy	12/15/21	5,019,831	5,256,887	(237,056)
		Japanese Yen	Buy	2/16/22	2,580,521	2,563,069	17,452

	Unrealized appreciation						3,003,108

	Unrealized (depreciation)						(3,811,758)

	Total						$(808,650)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $375,582,275.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$3,650,503	$29,104,351	$27,969,656	$984	$4,785,198

	Total short-term investments	$3,650,503	$29,104,351	$27,969,656	$984	$4,785,198
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,116,483.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,334,814 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	19.6%
	Industrials	16.8
	Information technology	15.8
	Financials	14.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,843,680 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,116,483 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$9,601,120	$—
Canada	31,056,417	—	—
Chile	4,964,551	—	—
Denmark	—	4,792,377	—
France	—	44,811,228	—
Germany	—	6,074,791	—
Greece	—	16,607,863	—
Hong Kong	—	6,385,896	—
India	—	4,694,325	—
Ireland	—	8,875,415	—
Italy	—	2,816,117	—
Japan	—	90,655,685	—
Jersey	—	5,833,706	—
Mexico	6,696,882	—	—
Netherlands	—	7,011,342	—
Russia	—	4,139,496	—
South Korea	—	12,541,602	—
Spain	—	11,490,918	—
Switzerland		7,633,876
Taiwan		27,242,793
United Kingdom	14,779,766	41,880,098	5

Total common stocks	57,497,616	313,088,648	5
U.S. treasury obligations	—	302,477	—
Short-term investments	780,000	7,389,564	—

Totals by level	$58,277,616	$320,780,689	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(808,650)	$—

Totals by level	$—	$(808,650)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$307,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com